Intangible Assets - Summary of Reconciliation of Changes in Intangible Assets and Goodwill (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	[1]	$ 50,148
Depreciation	[2]	40,945	$ 5,287	[3]	$ 4,711
Ending Balance	[1]	74,885	50,148
Cost
Disclosure Of Intangible Assets [Line Items]
Beginning Balance		51,445	5,445
Acquisition		45,100	46,000	[4]
Additions		197
Dispositions		(50)
Ending Balance		96,692	51,445		5,445
Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning Balance		1,297	382
Amortization		2,222	915	[4]
Impairment		18,288
Ending Balance		21,807	1,297		382
Brands and Trademarks
Disclosure Of Intangible Assets [Line Items]
Beginning Balance		40,709
Ending Balance		61,083	40,709
Brands and Trademarks | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning Balance		41,445	5,445
Acquisition		38,950	36,000	[4]
Additions		55
Dispositions		(50)
Ending Balance		80,400	41,445		5,445
Brands and Trademarks | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning Balance		736	382
Amortization		293	354	[4]
Impairment		18,288
Ending Balance		19,317	736		382
Franchises Agreements
Disclosure Of Intangible Assets [Line Items]
Beginning Balance		9,439
Ending Balance		8,189	9,439
Franchises Agreements | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning Balance		10,000	0
Acquisition		0	10,000	[4]
Additions		0
Dispositions		0
Ending Balance		10,000	10,000		0
Franchises Agreements | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning Balance		561	0
Amortization		1,250	561	[4]
Impairment		0
Ending Balance		1,811	561		0
Software
Disclosure Of Intangible Assets [Line Items]
Beginning Balance		0
Ending Balance		4,863	0
Software | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning Balance		0	0
Acquisition		5,400	0	[4]
Additions		142
Dispositions		0
Ending Balance		5,542	0		0
Software | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning Balance		0	0
Amortization		679	0	[4]
Impairment		0
Ending Balance		679	0		0
Retail Licenses
Disclosure Of Intangible Assets [Line Items]
Beginning Balance		0
Ending Balance		750	0
Retail Licenses | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning Balance		0	0
Acquisition		750	0	[4]
Additions		0
Dispositions		0
Ending Balance		750	0		0
Retail Licenses | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning Balance		0	0
Amortization		0	0	[4]
Impairment		0
Ending Balance		$ 0	$ 0		$ 0

[1]	Adjustment to provisional amounts — refer to note 5(b).
[2]	Adjustment to provisional amounts — refer to note 5(b).
[3]	Adjustments to provisional amounts — refer to note 5(b)
[4]	Adjustment to provisional amounts — refer to note 5(b).